Schedule I - Condensed Parent Only Financial Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
New Secured First Lien Term Loan Facility | Advantage Sales And Marketing Inc
Condensed Financial Statements, Captions [Line Items]
Percentage of net cash proceeds of certain assets for term loan prepayments	100.00%
Percentage of net cash proceeds from certain debt issuance for term loan prepayments	100.00%
Percentage of excess cash flow for term loan prepayments	50.00%
Parent Company | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of consolidated net assets of Parent and its subsidiaries	25.00%